Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Before Provision for Income Taxes

The following table reconciles our losses before income taxes by jurisdiction:

	Years ended March 31,
	2015	2014	2013
U.S	$—	$—	$112,537
Canada	$5,971,470	$5,992,897	$5,733,986

	$5,971,470	$5,992,897	$5,846,523

Schedule of Expected Income Tax Provision (Benefit)

The difference between the Company’s expected income tax provision (benefit) from applying the Canadian federal statutory tax rates to the pre-tax loss and the actual income tax provision (benefit) relates primarily to the effect of the following:

	Year Ended March 31,
	2015	2014	2013
Canadian statutory rate	(26.50%)	(26.50%)	(28.50%)
Non-deductible expenses	3.80	3.80	4.50
Valuation allowance	22.70	22.70	24.00

Income tax provision (benefit)	0.00%	0.00%	0.00%

Components of Deferred Income Tax Assets and Liabilities

The Company’s deferred income tax assets and liabilities consisted of the following:

	Year Ended March 31,
	2015	2014	2013
Net operating carry forwards	$4,658,383	$4,025,503	$3,266,027
Research and development expenses	—	(976,078)	976,078
Intangible assets	—	—	38,000
Non-deductible expenses	—	—	57,927
Valuation allowance	(4,658,383)	(3,049,925)	(4,338,032)

Income tax provision (benefit)	$—	$—	$—